Investment Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Amortized Cost
Due in one year or less	$ 12,322
Due after one year through five years	56,138
Due after five year through ten years	21,409
Due after ten years	2,058
Total	91,927
Asset-backed securities	106,726
Amortized Cost, Total	198,653	208,390
Fair Value
Due in one year or less	12,421
Due after one year through five years	56,327
Due after five year through ten years	21,767
Due after ten years	2,021
Total	92,536
Asset-backed securities	106,462
Fair value, Total	$ 198,998	$ 205,985